Breakdown of Reconciling Items (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Operating costs	[2]	$ (1,431.4)	[1]	$ (1,684.9)	[1]	$ (1,678.7)	[3]
Gold inventory change	[2],[4]	(24.9)	[1]	7.2	[1]	11.8	[3]
Amortization and depreciation	[2]	(609.9)		(656.7)		(610.9)
Asset impairments and write-offs		111.6		12.5		799.2
Other items as detailed in statement of operations		(41.7)		(144.0)		(162.6)
Total liabilities (excluding deferred tax liabilities)		2,622.4		2,807.4		2,851.5
Total assets (excluding deferred tax assets)		5,823.6		6,795.3		7,244.3
Deferred tax (assets)/liabilities		433.2		324.6		347.5
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Operating costs	[2]	(201.7)	[1]	(125.4)	[1]	(162.4)	[3]
Gold inventory change	[2],[4]	(8.6)	[1]	7.2	[1]	(1.2)	[3]
Amortization and depreciation	[2]	15.5		(20.2)		42.4
Asset impairments and write-offs		26.7		(3.2)		(582.4)
Other items as detailed in statement of operations		(8.0)		79.9		(5.3)
Total liabilities (excluding deferred tax liabilities)		0.3		(11.1)		(14.3)
Total assets (excluding deferred tax assets)		(311.6)		(62.4)		(40.6)
Deferred tax (assets)/liabilities		(180.9)		(79.2)		(73.6)
Intersubsegment Eliminations [Member] | Reconciling Items [Member]
Segment Reporting Information [Line Items]
Operating costs		(201.7)		(125.4)		(162.4)
Gold inventory change		(8.6)		7.2		(1.2)
Amortization and depreciation		15.5		(20.2)		42.4
Exploration, evaluation and feasibility costs	[5]	30.8		15.1		(25.1)
Asset impairments and write-offs	[6]	(26.7)		3.2		582.4
Other items as detailed in statement of operations		(8.0)		79.9		(2.0)
Total assets (excluding deferred tax assets)		(311.6)		(62.4)		(40.6)
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Exploration Evaluation and Feasibility Costs
Segment Reporting Information [Line Items]
Operating costs	[5]	(25.9)		(21.3)		(22.4)
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Provision for Rehabilitation
Segment Reporting Information [Line Items]
Operating costs	[7]	(2.2)		3.0		4.7
Amortization and depreciation	[7]	1.4		3.3		2.5
Total liabilities (excluding deferred tax liabilities)	[7]	0.3		(11.1)		(14.3)
Total assets (excluding deferred tax assets)	[7]	20.9		18.3		0.2
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Cut-Backs
Segment Reporting Information [Line Items]
Operating costs	[8]	(173.6)		(107.1)		(146.6)
Amortization and depreciation	[8]	71.8		33.9		38.3
Total assets (excluding deferred tax assets)	[8]	(701.9)		(605.9)		(600.4)
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Deferred Stripping
Segment Reporting Information [Line Items]
Operating costs	[9]					1.9
Total assets (excluding deferred tax assets)	[9]	7.6		6.6		8.7
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Inventory
Segment Reporting Information [Line Items]
Gold inventory change	[10]	(8.6)		7.2		(1.2)
Total assets (excluding deferred tax assets)	[10]	17.1		21.6		14.6
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Amortization of Reserves
Segment Reporting Information [Line Items]
Amortization and depreciation	[11]	(4.9)		(18.0)		(15.8)
Total assets (excluding deferred tax assets)	[11]	(168.8)		(183.6)		(184.0)
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Asset Impairments and Write-offs
Segment Reporting Information [Line Items]
Amortization and depreciation	[6]	(24.1)		(25.0)		(36.9)
Total assets (excluding deferred tax assets)	[6]	198.7		281.5		414.7
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Amortization - Inclusion of Future Costs
Segment Reporting Information [Line Items]
Amortization and depreciation	[12]	(23.0)		(9.7)		58.6
Total assets (excluding deferred tax assets)	[12]	135.5		176.5		203.5
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Amortization - Interest Capitalized
Segment Reporting Information [Line Items]
Amortization and depreciation	[13]	(5.7)		(4.7)		(4.4)
Total assets (excluding deferred tax assets)	[13]	(20.9)		(23.1)		(20.9)
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Interest Capitalization
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	[13]					(5.3)
Total assets (excluding deferred tax assets)	[13]	68.4		62.7		62.8
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Profit on Sale of Investments
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	[14]			68.2
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Rehabilitation Adjustment
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	[7]	(8.0)		11.8
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Other
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations				(0.1)		3.3
Total assets (excluding deferred tax assets)		1.8		(1.8)
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Business Combination - Purchase of South Deep
Segment Reporting Information [Line Items]
Total assets (excluding deferred tax assets)	[15]	260.5		340.2		380.3
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Exploration, Feasibility and Evaluation Costs
Segment Reporting Information [Line Items]
Total assets (excluding deferred tax assets)	[5]	(124.8)		(154.2)		(318.9)
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Inventory Stockpiles
Segment Reporting Information [Line Items]
Total assets (excluding deferred tax assets)	[16]	(5.7)		(1.2)		(1.2)
Intersubsegment Eliminations [Member] | Reconciling Items [Member] | Deferred Mining and Income Taxation [Member]
Segment Reporting Information [Line Items]
Deferred tax (assets)/liabilities	[17]	$ (180.9)		$ (79.2)		$ (73.6)

[1]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $27.3 million, Accretion expense on provision for environmental rehabilitation - $15.4 million and Employee termination costs - $42.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	This caption is based on captions used in the IFRS financial statements and does not reflect the US GAAP captions per the consolidated statement of operations.
[3]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $39.4 million, Accretion expense on provision for environmental rehabilitation - $10.4 million and Employee termination costs - $35.5 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Reflects the change in quantity and value of broken ore and ore on the heap leach pads during the fiscal year.
[5]	Exploration, feasibility and evaluation costs For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.
[6]	Impairment of assets For management reporting purposes, the Darlot cash-generating units as well as certain other assets at Damang and Cerro Corona are determined to be impaired in fiscal 2015. For US GAAP purposes, after performing impairment tests, both the Darlot and Cerro Corona cash-generating units and certain other assets at Cerro Corona were considered to be impaired under U.S. GAAP. In addition, Arctic Platinum, classified as held for sale, was impaired for management reporting purposes in fiscal 2014 and fiscal 2013, but not considered impaired under US GAAP as the fair value less cost of disposal exceeded the carrying value under U.S GAAP. In fiscal 2015, Arctic Platinum is impaired for management reporting purposes. For US GAAP purposes, Arctic Platinum is impaired but at a different amount due to having a different carrying value under US GAAP. For management reporting purposes, the Tarkwa, Damang and St Ives cash-generating units as well as certain other assets at Tarkwa were determined to be impaired in fiscal 2013. For US GAAP purposes, after performing impairment tests, only the Damang mine was considered to be impaired and at a different amount due to the different impairment model prescribed under U.S. GAAP. In addition, Arctic Platinum, classified as held for sale, was impaired for management reporting purposes in fiscal 2014 and fiscal 2013, but not considered impaired under US GAAP as the fair value less cost to sell exceeded the carrying value under U.S GAAP. For management reporting purposes, the Agnew mine was not determined to be impaired in prior years. Under U.S. GAAP, the Agnew mine was determined to be impaired and an impairment charge was recognized. For reasons discussed above, certain assets carrying values for management reporting purposes are different to those under U.S. GAAP, which results in a different amortization charge.
[7]	Provision for rehabilitation Revisions to the provision for environmental rehabilitation For management reporting purposes, all changes in the carrying amount of the provision for environmental rehabilitation, other than accretion expense, are recognized as an increase or decrease in the carrying amount of the associated rehabilitation asset. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the provision for environmental rehabilitation and the associated rehabilitation asset for U.S. GAAP. In addition, the current discount rate is applied to measure the provision for environmental rehabilitation for management reporting purposes. Under U.S. GAAP, any decreases in the provision for environmental rehabilitation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing provision for environmental rehabilitation and should be measured at the historical discount rate used to measure the initial provision for environmental rehabilitation. Accretion of the provision for environmental rehabilitation and amortization of the associated rehabilitation asset For reasons discussed above, the carrying values of the provision for environmental rehabilitation and associated rehabilitation asset for management reporting purposes are different to those under U.S. GAAP, which in combination with different discount rates result in a different amortization charge and accretion expense. Rehabilitation adjustment For both management reporting purposes and U.S. GAAP, to the extent that an asset is taken out of service or no longer in use, an increase or decrease in the related carrying amount of the provision for environmental rehabilitation is immediately recognized in profit or loss. For reasons discussed above, the carrying value of the provision for environmental rehabilitation for management reporting purposes differs to those under U.S. GAAP, related to assets taken out of service or no longer in use which, results in a different amount recognized in profit or loss.
[8]	Cut-backs For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.
[9]	Deferred stripping For management reporting purposes, prior to the adoption of IFRIC 20, Stripping Costs in the Production Phase of a Surface Mine, the Company deferred the waste stripping costs in excess of the expected average pitlife stripping ratio. IFRIC 20 was adopted on January 1, 2013. IFRIC 20 requires that production stripping costs in a surface mine be capitalised to non-current assets if, and only if, all of the following criteria are met: • It is probable that the future economic benefit associated with the stripping activity will flow to the entity; • The entity can identify the component of the ore body for which access has been improved; and • The costs relating to the stripping activity associated with that component can be measured. If the above criteria are not met, the stripping costs are recognised directly in profit or loss. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.
[10]	Inventory Under U.S. GAAP, additional amortization, waste stripping costs and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Under U.S. GAAP, management is required to record inventory at the lower of cost and market value prior to fiscal 2015.
[11]	Amortization of reserves For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of "endowment", is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.
[12]	Amortization - inclusion of future costs For management reporting purposes, future mine development costs were included in mining assets at the Australian operations in calculating depreciation and amortization, prior to July 2015. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.
[13]	Interest capitalization For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized. For reasons discussed above, certain assets carrying values for management reporting purposes are different to those under U.S. GAAP, which results in a different amortization charge.
[14]	Profit on sale of investments For management reporting purposes, exploration costs at the Chucapaca exploration project were previously capitalized and are included in the assets disposed of when calculating the profit on sale. Under U.S. GAAP these exploration costs were not capitalized and are not included in the assets disposed of when calculating the profit on sale.
[15]	Business combinations - purchase of South Deep For management reporting purposes, traded equity securities issued as consideration in a business combination were valued on the date they were issued. Under U.S. GAAP, at the time of the acquisition, traded equity securities issued as consideration in a business combination were valued a few days before and after the terms of the transaction were announced. For management reporting purposes, the entire interest acquired in South Deep was fair valued upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes, no retrospective equity accounting is applied. For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity ('economic entity model'). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill ('parent company model').
[16]	Inventory stockpiles For management reporting purposes, previous impairment charges writing down stockpiles to market values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the market value is deemed the new base cost and impairment charges are not reversed.
[17]	Deferred mining and income taxation The reconciling item relates to net deferred tax liabilities arising as a consequence of the differences in the book values of the underlying assets and liabilities between those used for management reporting purposes and US GAAP as well as differences between management reporting purposes and US GAAP relating to the recognition of deferred tax assets and the recognition of deferred tax liabilities relating to unremitted earnings for foreign subsidiaries and the effect of basis differences related to foreign nonmonetary assets and liabilities that are remeasured from the local currency into the functional currency.